Consolidated Statement of Financial Position - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 1,834,000	£ 1,422,000
Right of use assets	1,969,000	1,062,000
Intangible assets	4,208,000	2,030,000
Non-current assets	8,011,000	4,514,000
Current assets
Trade and other receivables	12,658,000	3,532,000
Cash at bank	212,660,000	839,000
Current assets	225,318,000	4,371,000
Total assets	233,329,000	8,885,000
Equity
Share capital	15,804	1.05
Other reserve	63,314,000	4,117,000
Share premium	248,354,000
Accumulated deficit	(250,123,000)	(5,055,000)
Total equity	61,561,000	(938,000)
Non-current liabilities
Long term lease liabilities	1,580,000	846,000
Provisions	95,000	88,000
Derivative financial liabilities	112,799,000
Trade and other payables	5,975,000
Non-current liabilities	120,449,000	934,000
Current liabilities
Lease liabilities	362,000	175,000
Warrant liabilities	10,730,000
Trade and other payables	40,227,000	2,401,000
Loans from related parties		6,309,000
Income tax liability		4,000
Current liabilities	51,319,000	8,889,000
Total liabilities	171,768,000	9,823,000
Total equity and liabilities	£ 233,329,000	£ 8,885,000